Nature of Operations and Continuance of Business	3 Months Ended
Mar. 31, 2013
Nature of Operations and Continuance of Business [Abstract]
Nature of Operations and Continuance of Business
1. Nature of Operations and Continuance of Business
Ocean Electric Inc. (the “Company”) was incorporated in the State of Nevada on January 10, 2006. On October 27, 2009, the Company changed its name from Royal Equine Alliance Corp. to Gold Holding Corp., and on January 23, 2012, changed its name from Gold Holding Corp. to Ocean Electric Inc. The Company is a development stage company that plans to focus on alternative energy sources. The Company is a development stage company as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, “Development Stage Entities”.

Going Concern

These financial statements have been prepared on a going concern basis, which implies that the Company will continue to realize its assets and discharge its liabilities in the normal course of business.  As of March 31, 2013, the Company has negative working capital of $371,029 and an accumulated deficit of $6,733,529.  The continuation of the Company as a going concern is dependent upon the continued financial support from its management, and its ability to identify future investment opportunities and obtain the necessary debt or equity financing, and generating profitable operations from the Company’s future operations.  These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.  These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.